Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	€ 121,862	€ 146,222	€ 129,416
Sales of services	23,258	17,721	14,353
Total	145,120	163,943	143,769
Operating segments excluding intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	121,437	146,222	129,416
Sales of services	€ 23,683	€ 17,721	€ 14,353